Finance Lease Liabilities	6 Months Ended
Jun. 30, 2022
Finance Lease Liabilities Abstract
FINANCE LEASE LIABILITIES
16.	FINANCE LEASE LIABILITIES

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Current portion	$261,940	$619,301
Non-current portion	622,062	666,455
Finance lease liabilities	$884,002	$1,285,756

For the six months ended June 30, 2022 and 2021, interest expense was $30,942 and $46,102, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Within 1 year	$281,201	$673,105
After 1 year but within 5 years	667,850	713,092
Less: Finance charges	(65,049)	(100,441)
Present value of finance lease liabilities, net	$884,002	$1,285,756

Finance lease assets comprise primarily vehicles and office equipment as follow:

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Cost	$2,669,252	$2,819,697
Less: Accumulated depreciation	(877,936)	(927,408)
Net book value	$1,791,316	$1,892,290